Other Intangible Assets - Summary of Book Values of Largest Individual Items (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	£ 30,955	£ 17,202	£ 17,562
Licences and franchises [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	10,277	7,424
Licences and franchises [member] | Zejula [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	2,878
Licences and franchises [member] | Meningitis Portfolio [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	2,139	2,363
Licences and franchises [member] | Dolutegravir [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	1,280	1,319
Licences and franchises [member] | Benlysta [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	834	905
Licences and franchises [member] | BMS [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	286	277
Licences and franchises [member] | Merck assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	264
Licences and franchises [member] | Fluarix FluLaval [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	237	274
Licences and franchises [member] | Stiefel trade name [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	204
Licences and franchises [member] | Others products [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	£ 2,115	£ 2,286